UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Barry Fink, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

COPY TO:

Leonard B. Mackey, Jr., Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to limited partners pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

MORGAN STANLEY

INSTITUTIONAL FUND OF HEDGE

FUNDS LP

Financial Statements (Unaudited)

For the Six Months Ended June 30, 2004

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Financial Statements (Unaudited)

For the Six Months Ended June 30, 2004

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statement of Assets, Liabilities and Partners’ Capital (Unaudited)

June 30, 2004

Assets
Investments in investment funds, at fair value (cost $ 977,600,553)	$1,103,061,373
Purchased options, at fair value (cost $ 3,016,375)	1,385,462
Cash and cash equivalents (cost $ 8,076,981)	8,076,981
Due from broker	37,031,626
Receivable for investments sold	34,490,498
Prepaid investments in investment funds	13,250,000
Unrealized appreciation on swap contract	1,398,879
Other assets	14,815

Total assets	1,198,709,634

Liabilities
Subscriptions received in advance	20,070,844
Management fee payable	742,154
Directors’ fee payable	13,285
Accrued expenses and other liabilities	604,123

Total liabilities	21,430,406

Net assets	$1,177,279,228

Partners’ capital
Represented by:
Net capital contributions	$1,052,050,442
Accumulated net unrealized appreciation on investments	125,228,786

Total partners’ capital	$1,177,279,228

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statement of Operations (Unaudited)

For the Six Months Ended June 30, 2004

Investment income
Interest	$216,261
Expenses
Management fees	4,370,272
Legal fees	530,663
Accounting and administration fees	259,873
Insurance expense	56,015
Directors’ fees	14,928
Other	182,622

Total expenses	5,414,373

Net investment loss	(5,198,112)

Realized and unrealized gain (loss) from investments :
Net realized gain from investments in investment funds	4,857,400
Net realized loss from swap contracts	(323,925)

Net realized gain from investments	4,533,475

Net change in unrealized appreciation on investments in investment funds	29,915,034
Net change in unrealized depreciation / appreciation on swap contracts	202,828
Net change in unrealized depreciation on purchased options	(1,147,324)

Net unrealized appreciation on investments	28,970,538

Net realized and unrealized gain from investments	33,504,013

Net increase in partners’ capital resulting from operations	$28,305,901

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statements of Changes in Partners’ Capital

	General Partner	Limited Partners	Total
Partners’ capital at December 31, 2002	$24,875,055	$694,481,290	$719,356,345

For the year ended December 31, 2003 *
Increase / decrease in partners’ capital:
From operations
Net investment loss	(238,891)	(8,675,449)	(8,914,340)
Net realized gain from investments	224,624	8,191,775	8,416,399
Net unrealized appreciation on investments	2,653,790	93,190,679	95,844,469

Net increase in partners’ capital resulting from operations	2,639,523	92,707,005	95,346,528

From partners’ capital transactions
Proceeds from partner subscriptions	—	285,079,446	285,079,446
Payments for partner redemptions	—	(2,983,722)	(2,983,722)
Reallocation of performance incentive	5,747,835	(5,747,835)	—

Net increase in partners’ capital from capital transactions	5,747,835	276,347,889	282,095,724

Total increase in partners’ capital	8,387,358	369,054,894	377,442,252

Partners’ capital at December 31, 2003	$33,262,413	$1,063,536,184	$1,096,798,597

For the six months ended June 30, 2004 (Unaudited)
Increase / decrease in partners’ capital:
From operations
Net investment loss	$(153,237)	$(5,044,875)	$(5,198,112)
Net realized gain from investments	144,568	4,388,907	4,533,475
Net unrealized appreciation on investments	864,116	28,106,422	28,970,538

Net increase in partners’ capital resulting from operations	855,447	27,450,454	28,305,901

From partners’ capital transactions
Proceeds from partner subscriptions	—	57,024,752	57,024,752
Payments for partner redemptions	—	(4,850,022)	(4,850,022)
Reallocation of performance incentive	432	(432)	—

Net increase in partners’ capital from capital transactions	432	52,174,298	52,174,730

Total increase in partners’ capital	855,879	79,624,752	80,480,631

Partners’ capital at June 30, 2004	$34,118,292	$1,143,160,936	$1,177,279,228

*	Certain amounts have been reclassified to conform to current year presentation. See Note 2 – Reclassification of Financial Information

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Statement of Cash Flows (Unaudited)

For the Six Months Ended June 30, 2004

Cash flows from operating activities
Net increase in partners’ capital from operations	$28,305,901
Adjustments to reconcile net increase in partners’ capital from operations to net cash used in operating activities:
Net realized gain from investments	(4,533,475)
Net unrealized appreciation on investments	(28,970,538)
Purchases of investments	(95,193,545)
Proceeds from sales of investments	48,811,611
Increase in receivable for investments sold	(7,711,266)
Increase in due from broker	(12,010,438)
Increase in prepaid investments in investment funds	(8,750,000)
Decrease in other assets	55,954
Increase in management fee payable	49,655
Increase in directors’ fee payable	1,910
Increase in accrued expenses and other liabilities	314,189

Net cash used in operating activities	(79,630,042)

Cash flows from financing activities
Proceeds from partner subscriptions	77,095,596
Payments for partner redemptions	(7,396,912)

Net cash provided by financing activities	69,698,684

Net decrease in cash and cash equivalents	(9,931,358)
Cash and cash equivalents at beginning of period	18,008,339

Cash and cash equivalents at end of period	$8,076,981

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

June 30, 2004

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital	First Available Redemption Date *	Liquidity **
Investment Funds
Convertible Arbitrage
Alta Partners, L.P.	7/1/2002	$11,375,000	$15,374,453	1.31%	N/A	Quarterly
KBC Convertible Opportunities, L.P.	7/1/2002	21,000,000	25,529,352	2.17	N/A	Quarterly
Lydian Partners II, L.P.	7/1/2002	23,750,000	29,337,411	2.49	9/30/2004	Quarterly
Tiburon Fund, L.P.	8/1/2002	34,000,000	35,842,751	3.04	N/A	Quarterly
Triborough Partners, LLC	7/1/2002	8,250,000	8,155,750	0.69	N/A	Quarterly

Total Convertible Arbitrage		98,375,000	114,239,717	9.70
Credit Trading and Capital Structure Arbitrage
Artesian Credit Arbitrage Total Return Fund, L.P.	4/1/2004	10,000,000	10,091,533	0.86	7/31/2004	Quarterly
AXA Kappa	12/1/2003	5,000,000	4,961,342	0.41	9/30/2004	Monthly
Blue Mountain Credit Alternatives Fund, L.P.	6/1/2004	5,500,000	5,525,850	0.47	5/31/2005	Monthly
D.E. Shaw Laminar Fund, LLC	7/1/2002	28,750,000	41,014,875	3.48	N/A	Quarterly
Fir Tree Recovery Fund, L.P.	7/1/2002	15,500,000	20,793,550	1.77	6/30/2006	2 Years
Hammerman Capital Partners, L.P.	7/1/2002	8,500,000	13,245,381	1.13	N/A	Quarterly
KBC Credit Arbitrage Fund	1/1/2003	10,000,000	11,788,928	1.00	N/A	Monthly
KBC Return Enhancement Fund	9/1/2003	20,000,000	20,607,053	1.75	8/31/2005	Monthly
Mariner Relative Value Fund, L.P.	9/1/2003	13,000,000	13,642,668	1.16	9/30/2004	Quarterly
OZF Credit Opportunities Fund, L.P.	7/1/2002	20,750,000	28,634,630	2.43	N/A	Annually
Pequot Credit Opportunities Fund, L.P.	7/1/2003	18,250,000	19,061,031	1.62	N/A	Quarterly
Trilogy Financial Partners, L.P.	1/1/2003	8,000,000	9,489,670	0.81	N/A	Quarterly

Total Credit Trading and Capital Structure Arbitrage		163,250,000	198,856,511	16.89

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

June 30, 2004

Description	First Acquisition Date	Cost	Fair Value		Percent of Partners’ Capital	First Available Redemption Date *	Liquidity **
Investment Funds (continued)
Fixed Income Arbitrage
Endeavour Fund I, LLC	3/1/2004	$12,700,000	$13,071,788		1.11%	9/30/2004	Quarterly
FrontPoint Fixed Income Opportunities Fund, L.P.	7/1/2002	24,750,000	27,711,856		2.36	N/A	Quarterly
Highland Opportunity Fund, L.P.	8/1/2002	21,000,000	22,381,705		1.90	N/A	Quarterly
Vega Relative Value Fund, Ltd.	7/1/2002	24,750,000	33,553,811		2.85	N/A	Monthly

Total Fixed Income Arbitrage		83,200,000	96,719,160		8.22
Long Only Distressed
Avenue Asia Investments, L.P.	7/1/2002	18,100,000	24,489,742		2.08	N/A	Annually
ORN European Distressed Debt Fund, LLC	11/1/2003	9,131,840	9,996,477		0.85	12/31/2004	Quarterly

Total Long Only Distressed		27,231,840	34,486,219		2.93
Long-Short
Amici Associates, L.P.	5/1/2004	5,000,000	5,072,522		0.43	N/A	Quarterly
Bryn Mawr Capital, L.P.	10/1/2002	13,000,000	14,607,266		1.24	N/A	Quarterly
Delta Institutional, L.P.	3/1/2004	5,000,000	4,819,935		0.41	3/31/2005	Quarterly
Frontpoint Healthcare Fund, L.P.	5/1/2003	7,000,000	7,993,320		0.68	N/A	Quarterly
Gotham Asset Management, L.P.	8/1/2003	14,500,000	16,288,977		1.38	12/31/2004	Annually
Karsch Capital II, L.P.	5/1/2004	5,000,000	5,070,219		0.43	N/A	Quarterly
KiCap Network Fund, L.P.	1/1/2003	15,000,000	15,759,257		1.34	N/A	Quarterly
Lancer Partners, L.P.	7/1/2002	15,625,000	0	(a)	0.00	N/A	(b)
Maverick Fund USA, Ltd.	7/1/2002	21,875,000	24,492,659		2.08	6/30/2005	3 Years
Tiger Consumer Partners, L.P.	9/1/2003	5,000,000	4,698,500		0.40	9/30/2004	Quarterly

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

June 30, 2004

Description	First Acquisition Date	Cost	Fair Value		Percent of Partners’ Capital	First Available Redemption Date *	Liquidity **
Investment Funds (continued)
Long-Short (continued)
Tiger Technology, L.P.	1/1/2003	$6,500,000	$8,094,361		0.69%	6/30/2006	Annually
Trivium Institutional Onshore Fund, L.P.	6/1/2004	3,000,670	2,992,484		0.25	5/31/2005	Monthly
Trivium Onshore Fund, L.P.	4/1/2004	7,000,000	7,057,518		0.60	3/31/2005	Monthly

Total Long-Short		123,500,670	116,947,018		9.93
Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	7/1/2002	26,750,000	33,562,269		2.85	6/30/05	Annually
Metacapital Fixed Income Relative Value Fund, L.P.	7/1/2003	9,000,000	9,677,505		0.82	N/A	Quarterly
Parmenides Fund, L.P.	9/1/2003	10,000,000	11,833,128		1.01	N/A	Monthly
Safe Harbor Fund, L.P.	7/1/2002	18,750,000	7,930,367	(c)	0.67	N/A	(c)
Structured Servicing Holdings, L.P.	7/1/2002	17,825,940	24,605,120		2.09	N/A	Monthly

Total Mortgage Arbitrage		82,325,940	87,608,389		7.44
Multi-Strategy
AQR Absolute Return Instit. Fund, L.P.	7/1/2002	24,750,000	27,075,653		2.30	N/A	Quarterly
Citadel Wellington Partners, L.P.	7/1/2002	50,250,000	61,625,151		5.23	6/30/2007	3 Years
Deephaven Market Neutral Fund, LLC	7/1/2002	33,000,000	40,092,726		3.41	N/A	Monthly
HBK Fund, L.P.	7/1/2002	36,661,678	43,400,000		3.69	N/A	Quarterly
Jet Capital Arbitrage and Event Fund I, L.P.	1/1/2003	18,000,000	18,837,679		1.60	N/A	Quarterly
K Capital II, L.P.	1/1/2003	22,000,000	23,646,675		2.01	N/A	Annually
Nisswa Fund, L.P.	7/1/2002	16,875,000	17,167,331		1.46	N/A	Quarterly
Onyx Capital Fund, L.P.	4/1/2003	13,500,000	12,172,789		1.03	N/A	Annually
OZ Domestic Partners, L.P.	7/1/2002	37,500,000	47,897,273		4.07	9/30/2004	Annually

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

June 30, 2004

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital	First Available Redemption Date *		Liquidity **
Investment Funds (continued)
Multi-Strategy (continued)
Q Funding III, L.P.	7/1/2002	$9,912,040	$17,752,520	1.51%	6/30/2005	(d)	3 years
Sagamore Hill Partners, L.P.	7/1/2002	26,750,000	31,234,709	2.65	N/A		Quarterly
The Animi Fund, L.P.	10/1/2003	20,000,000	20,988,394	1.78	N/A		Monthly

Total Multi-Strategy		309,198,718	361,890,900	30.74
Other Arbitrage
Western Investment Institutional Partners, L.P.	4/1/2004	2,000,000	1,999,689	0.17	N/A		Monthly
Western Investment Hedged Partners, L.P.	11/1/2003	5,000,000	5,146,794	0.44	10/31/2004		Monthly

Total Other Arbitrage		7,000,000	7,146,483	0.61
Risk Arbitrage
European Merger Fund, LLC	7/1/2002	11,250,000	11,572,549	0.98	N/A		Monthly
Gruss Arbitrage Partners, L.P.	7/1/2002	6,250,000	6,711,388	0.57	N/A		Quarterly

Total Risk Arbitrage		17,500,000	18,283,937	1.55

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

June 30, 2004

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital	First Available Redemption Date *	Liquidity **
Investment Funds (continued)
Statistical Arbitrage
Altus Fund, L.P.	7/1/2002	$6,250,000	$5,854,951	0.50%	N/A	Quarterly
Glacis Domestic Fund, LLC	10/1/2003	18,000,000	16,827,542	1.43	9/30/2004	Quarterly
IKOS, L.P. Equity Class	7/1/2002	25,206,130	27,466,283	2.33	6/30/2005	Quarterly
Thales Fund, L.P.	7/1/2002	4,562,255	4,839,352	0.41	N/A	Quarterly
Ventus Fund Limited	1/1/2003	12,000,000	11,894,911	1.01	N/A	Monthly

Total Statistical Arbitrage		66,018,385	66,883,039	5.68
Total Investments in Investment Funds		977,600,553	1,103,061,373	93.69
Purchased Options
Iboxx CDX Swaption expires 12/20/04		958,815	651,537	0.06
Iboxx CDX Swaption expires 12/20/04		1,034,060	408,079	0.03
Trac-X NA Swaption expires 09/20/04		1,023,500	325,846	0.03

Total Purchased Options		3,016,375	1,385,462	0.12
Short-Term Investments
State Street Euro Dollar Time Deposit
0.50% due 7/01/04		8,076,981	8,076,981	0.69

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

June 30, 2004

Description	Cost	Fair Value	Percent of Partners’ Capital
Total Investments in Investment Funds, Options, and Short-Term Investments	$988,693,909	$1,112,523,816	94.50%

Other Assets, less Liabilities		64,755,412	5.50

Total Partners’ Capital		$1,177,279,228	100.00%

Detailed information about the Investment Funds’ portfolios is not available.

*	From original investment date

**	Available frequency of redemptions after initial lock-up period

N/A	Initial lock-up period has either expired prior to June 30, 2004 or Investment Fund did not have an initial lock-up period.

(a)	Fair valued at value other than that provided by the Investment Fund manager. See discussion in Note 2 to the financial statements.

(b)	Liquidity restricted. See discussion in Note 2 to the financial statements.

(c)	In liquidation. See discussion in Note 2 to the financial statements.

(d)	Based on agreement with the investment manager, if the investment becomes greater than 8% of the Partnership’s assets, the Partnership may elect to redeem at the next available month end date in an amount sufficient to bring the investment’s value to below 8% of the Partnership’s assets.

The accompanying notes are an integral part of these financial statements and should be read in conjunction herewith.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited)

For the Six Months Ended June 30, 2004

1.	Organization

Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) was organized under the laws of the State of Delaware as a limited partnership on November 6, 2001 pursuant to a limited partnership agreement and commenced operations on July 1, 2002 pursuant to an Amended and Restated Agreement of Limited Partnership (as it may be amended, modified or otherwise supplemented from time to time, the “Agreement”). The Partnership is registered under the U.S. Investment Company Act of 1940 (“the 1940 Act”) as a closed-end, non-diversified management investment company. The Partnership’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party Investment Managers who employ a variety of alternative investment strategies. Investments of the Partnership are selected opportunistically from a wide range of Investment Funds in order to create a broad-based portfolio of such Investment Funds while seeking to invest in compelling investment strategies and with promising Investment Managers at optimal times. The Partnership may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

The Partnership’s Board of Directors (the “Board”) provides broad oversight over the operations and affairs of the Partnership. A majority of the Board is comprised of persons who are independent with respect to the Partnership.

Morgan Stanley Alternative Investment Partners LP serves as the General Partner (the “General Partner”) of the Partnership subject to the ultimate supervision of, and subject to any policies established by, the Board of the Partnership. The General Partner has claimed an exclusion from the definition of commodity pool operator (“CPO”) with the National Futures Association (“NFA”) in connection with the Partnership. Morgan Stanley AIP GP LP serves as the Partnership’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Partnership, subject to the supervision of the Board. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”) and has claimed an exemption from registration as a commodity trading adviser (“CTA”) with the NFA in connection with the Partnership. The General Partner and the Adviser are affiliates of Morgan Stanley. The Partnership has no fixed termination date and will continue until dissolved in accordance with the terms of the Agreement.

Limited partnership interests (the “Interests”) are generally issued at the beginning of each calendar quarter, unless otherwise determined at the discretion of the General Partner. Additional subscriptions for Interests by eligible investors are accepted into the Partnership at net asset value. The Partnership may from time to time offer to repurchase Interests (or portions of them) at net asset value pursuant to written tender made by a limited partner of the Partnership (a “Limited Partner”). Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board in its sole discretion.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

1.	Organization (continued)

The Partnership began making offers to repurchase Interests (or portions of them) from Limited Partners as of June 30, 2003 and anticipates doing so quarterly thereafter. In general, the Partnership will initially pay at least 90% of the estimated value of the repurchased Interests (or portions of them) to Limited Partners within 30 days after the value of the Interests to be repurchased is determined; the remaining amount will be paid out promptly after completion of the Partnership’s year end audit.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Partnership in preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the General Partner to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Portfolio Valuation

The net asset value of the Partnership will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

At June 30, 2004, 95.84% of the Partnership’s portfolio was comprised of investments in Investment Funds. Of the remainder of the portfolio, 3.34%, based on the notional value, was invested in total return equity swaps (see Note 5), 0.12% in purchased options and 0.70% in a Eurodollar time deposit. The Board has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of such Investment Fund, as supplied by the Investment Fund’s investment manager from time to time, usually monthly. Such valuations are net of management and performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Agreement, the Adviser values the Partnership’s assets based on such reasonably available relevant

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Portfolio Valuation (continued)

information as it considers material. Because of the inherent uncertainty of valuation, the values of the Partnership investments may differ significantly from the values that would have been used had a ready market for the investments held by the Partnership been available. Lancer Partners, L.P. (“Lancer”), an Investment Fund, was fair valued in good faith by the Adviser at June 30, 2004 at a value of $0 representing 0.00% of partners’ capital. The manager of Lancer has failed to deliver audited financial statements for 2001, 2002 and 2003 for Lancer. In February 2003, the General Partner initiated a legal action against Lancer and its manager in the Superior Court of the State of Connecticut for access to the full books and records of Lancer. Subsequently, Lancer filed a petition for reorganization under Chapter 11 of the U.S. Bankruptcy Code. The General Partner is a member of the creditors committee formed as part of that proceeding. On July 8, 2003, the SEC instituted a civil action against Lancer, Lancer Management Group, LLC, Lancer Management Group II, LLC (Lancer’s general partner and fund manager, referred to with Lancer Management Group, LLC as “Lancer Management”), Michael Lauer (the principal of Lancer Management) as well as against other entities affiliated with Lauer. The SEC alleges that Lauer and Lancer Management made fraudulent misrepresentations to investors by, among other things, overstating the value of the funds and manipulating the price of shares of some of the companies in which Lancer invested. The SEC obtained a temporary restraining order which appointed a receiver for Lancer Management and granted other relief against Lancer Management and Lauer, while deferring to the bankruptcy court with respect to Lancer. Subsequently, the SEC receiver advised the bankruptcy court that it was now in control of Lancer, that Lauer would not be contesting the preliminary injunction sought by the SEC, and that Lauer had agreed not to take any further action with respect to Lancer. It is anticipated that the receiver will evaluate the financial status of Lancer and, in consultation with the creditor and equity committees in the bankruptcy proceeding, propose a plan for winding up Lancer. The Partnership will continue to pursue its rights with regard to the bankruptcy action. The investment in Safe Harbor Fund, L.P. (“Safe Harbor”), an Investment Fund formerly managed by Beacon Hill Asset Management LLC and currently managed by Ellington Management Group, L.L.C., with a value of $7,930,367 representing 0.67% of partners’ capital, was in liquidation at June 30, 2004. The fair value of Safe Harbor has been determined based on information provided by Safe Harbor’s administrator consistent with the methodology approved by Safe Harbor’s Board of Directors. Safe Harbor’s fair value does not reflect any potential contingent liabilities associated with either the liquidation of Safe Harbor or the pending Securities and Exchange Commission action against Safe Harbor and its former investment advisor.

Income Recognition and Expenses

The Partnership recognizes interest income on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in Investment Funds’ net asset value is included in net change in unrealized appreciation/depreciation on investments in Investment Funds on the Statement of Operations. Redemptions received, whether in the form of cash or securities, are applied as

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income Recognition and Expenses (continued)

a reduction of the Investment Fund’s cost and realized gain (loss) on investments in Investment Funds on a pro-rata basis.

Net profits or net losses of the Partnership for each of its fiscal periods are allocated among and credited to or debited against the capital accounts of all Limited Partners and the General Partner (collectively, the “Partners”) as of the last day of each month in accordance with the Partners’ investment percentages as of the first day of each month. Net profits or net losses are measured as the net change in the value of the net assets of the Partnership, including any net change in unrealized appreciation or depreciation on investments, income, net of accrued expenses, and realized gains or losses, before giving effect to any repurchases by the Partnership of Interests or portions of Interests.

Reclassification of Financial Information

As required, effective January 1, 2004, the Partnership has adopted the requirements of EITF Issue 02-3, Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities, which requires that periodic payments under total return swap transactions be reported as a component of realized and unrealized gains/losses in the Partnership’s Statement of Operations. The Partnership has reclassified amounts previously reported as interest expense on total return swap transactions, thereby revising certain amounts in the Statement of Changes in Partners’ Capital and the Financial Highlights. For the six months ended June 30, 2004, net investment loss was decreased by $271,451, and net realized loss on total return swap transactions and net change in unrealized appreciation on total return swap transactions were increased by $323,925 and $52,474, respectively. For the year ended December 31, 2003, net investment loss was decreased by $415,453, net realized gain on total return swap transactions was decreased by $456,223 and net change in unrealized appreciation on total return swap transactions was increased by $40,770.

Additionally, the ratio of net investment loss to average Limited Partners’ Capital decreased 0.02%, 0.05% and 0.04% for the six months ended June 30, 2004, the year ended December 31, 2003 and the period ended December 31, 2002, respectively; the ratio of total expenses to average Limited Partners’ Capital decreased 0.02%, 0.05% and 0.04% for the six months ended June 30, 2004, the year ended December 31, 2003 and the period ended December 31, 2002, respectively. The reclassifications had no effect on net assets or the net increase in net assets from operations.

Cash and Cash Equivalents

The Partnership treats all highly liquid financial instruments that have original maturities within three months of acquisition as cash equivalents. Cash equivalents are valued at cost plus accrued interest, which approximates fair value. All cash is invested overnight in a short-term time deposit with the Partnership’s custodian, State Street Bank and Trust Company.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income Taxes

No provision for federal, state, or local income taxes is provided in the financial statements. In accordance with the Internal Revenue Code of 1986 as amended, the Limited Partners and General Partner (collectively, the “Partners”) are to include their respective share of the Partnership’s realized profits or losses in their individual tax returns.

For the six months ended June 30, 2004, in accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, “Audits of Investment Companies”, the Partnership reclassified $5,198,112 and $4,533,475 from accumulated net investment loss and accumulated net realized gain, respectively, to net capital contributions. This reclassification was to reflect, as an adjustment to net capital contributions, the amounts of taxable income or loss that have been allocated to the Partners and had no effect on net assets.

3.	Management Fee, Performance Incentive, Related Party Transactions and Other

Under the terms of the Investment Advisory Agreement dated June 30, 2002 between the Adviser and the Partnership, the Adviser receives a management fee for services provided to the Partnership, calculated and paid monthly at a rate of 0.063% (0.75% on an annualized basis) of the Partnership’s net assets as of the end of business on the last business day of each month, before adjustment for any redemptions effective on that day. At June 30, 2004, $742,154 in management fees were payable to the Adviser. For the six months ended June 30, 2004, the Partnership incurred management fees of $4,370,272.

Under the terms of the Agreement, the General Partner’s “Performance Incentive” for each Incentive Period, as defined in the Agreement, is equal to 15% of the amount, if any, of: (1) the net profits allocated to each Limited Partner’s capital account for the Incentive Period in excess of any net losses so allocated for such Incentive Period; above (2) the greater of (a) the Limited Partner’s Hurdle Rate Amount (as defined below) for the Incentive Period or (b) the Loss Carryforward Amount(s), as defined in the Agreement, applicable to the Limited Partner’s capital account. With respect to each Limited Partner for each Incentive Period, the Performance Incentive allocated to the General Partner initially will not exceed 1.75% of the Limited Partner’s ending capital account balance for that Incentive Period, as determined prior to the deduction of the Performance Incentive.

The Partnership’s “Hurdle Rate” for a given Incentive Period is initially equal to 5% per annum plus the rate of return achieved by the Citi Three-Month U.S. Treasury Bill Index over the same Incentive Period. A Limited Partner’s “Hurdle Rate Amount” for a given Incentive Period is equal to the Hurdle Rate calculated for a given Incentive Period multiplied by the Limited Partner’s capital account balance as of the beginning of that Incentive Period. The Hurdle Rate is not cumulative and resets for each Incentive Period at the beginning of each such Incentive Period. The Performance Incentive will be debited from each Partner’s capital account and credited to the General Partner’s capital account at the end of each such Incentive Period. During the year ended December 31, 2003, the Performance Incentive earned was $5,747,835.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

3.	Management Fee, Performance Incentive, Related Party Transactions and Other (continued)

State Street Bank and Trust Company (the “Administrator”) provides administrative services to the Partnership under an Administrative Services Agreement. Under the Administrative Services Agreement, the Administrator is paid a fee computed and payable monthly at an annual rate of 0.0650% of the Partnership’s average monthly net assets. In addition, the Partnership is charged for certain reasonable out-of-pocket expenses incurred by the Administrator on its behalf.

State Street Bank and Trust Company also serves as the custodian for the Partnership. Custody fees are payable monthly based on assets held in custody and investment purchases and sales activity, plus reimbursement for certain reasonable out-of-pocket expenses.

Each Director of the Partnership who is not a director, officer or employee of the Adviser, the General Partner or other subsidiary of Morgan Stanley, and not otherwise an “interested person” of the Partnership as defined under the 1940 Act, is paid an annual retainer of $3,000 plus reasonable out-of-pocket expenses. Directors are reimbursed by the Partnership for their travel expenses related to Board meetings. For the six months ended June 30, 2004, the Partnership incurred $14,928 in Directors’ fees.

At June 30, 2004, there was one Limited Partner, unaffiliated with Morgan Stanley, with a capital balance that represented approximately 55% of the Partnership’s capital.

4.	Investments in Investment Funds

As of June 30, 2004, the Partnership invested primarily in Investment Funds, none of which were affiliates of Morgan Stanley. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners in the form of management fees ranging from 1.0% to 2.0% annually of net assets and performance incentive fees/allocations ranging from 20% to 25% of net profits earned.

Prepaid investments in Investment Funds represent amounts transferred to Investment Funds prior to period end relating to investments to be made effective July 1, 2004, pursuant to each Investment Fund’s offering memorandum/member/limited partnership agreements (as applicable).

For the six months ended June 30, 2004, aggregate purchases and proceeds of sales of Investment Funds were $93,200,670 and $49,135,536, respectively.

At June 30, 2004, the cost of investments in Investment Funds for federal income tax purposes and the unrealized appreciation (depreciation) of investments in Investment Funds for federal income tax purposes was as follows:

Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$977,600,553	$155,528,230	$30,067,410	$125,460,820

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

5.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Partnership invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and equity swaps. The Partnership’s risk of loss in these Investment Funds is limited to the value of these investments as reported by the Partnership.

Options

The Partnership may utilize options and so-called “synthetic” options written by broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. Options are valued based on market values provided by dealers. When options are purchased over-the-counter, the Partnership bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Adviser may have difficulty closing out the Partnership’s position. Over-the-counter options also may include options on baskets of specific securities.

The Partnership may purchase call and put options on specific securities for hedging purposes in pursuing its investment objectives. During the six months ended June 30, 2004, the Partnership had identified sufficient cash and/or securities to cover any commitments under these contracts. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and or obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option.

The Partnership may purchase call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes in seeking to achieve its investment objectives. A stock index fluctuates with changes in the market values of the stocks included in the index. Successful use of options on stock indexes will be subject to the Adviser’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment, which requires different skills and techniques from those involved in predicting changes in the price of individual stocks.

Swap Agreements

The Partnership may enter into equity, interest rate, index and currency rate swap agreements. These transactions will be undertaken in an attempt to obtain a particular return when the Adviser determines appropriate, possibly at a lower cost than if the Partnership had invested directly in the investment or instrument. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

5.	Financial Instruments with Off-Balance Sheet Risk (continued)

Swap Agreements (continued)

investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, or in a “basket” of securities representing a particular index. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Partners’ Capital. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

Most swap agreements entered into by the Partnership require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Swaps are valued based on market values provided by dealers. The Partnership is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Partnership is contractually obligated to make. If the other party to a swap defaults, the Partnership’s risk of loss consists of the net amount of payments that the Partnership contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Partners’ Capital.

The unrealized appreciation/depreciation, rather than the contract amount, represents the approximate future cash to be received or paid, respectively.

As of June 30, 2004, the following swap contracts were outstanding:

Notional Amount	Maturity Date	Description	Net Unrealized Appreciation
$25,000,000	9/30/04	Agreement with UBS AG, London Branch, dated 8/01/02 to receive the total return of the Series B Investment Class shares of Anova Fund Ltd. in exchange for an amount to be paid quarterly, equal to the LIBOR rate plus 0.33%.	$809,415

$12,000,000	12/31/04	Agreement with UBS AG, London Branch, dated 1/02/04 to receive the total return of the Series D Investment Class shares of The Carrousel Fund Ltd. in exchange for an amount to be paid quarterly, equal to the LIBOR rate plus 0.33%.	$589,464

			$1,398,879

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

5.	Financial Instruments with Off-Balance Sheet Risk (continued)

Swap Agreements (continued)

Cash for the full notional amount has been deposited with the counterparty and is included in “Due from broker” in the Statement of Assets, Liabilities and Partners’ Capital.

6.	Financial Highlights

The following represents ratios to average Limited Partners’ capital and other supplemental information for Limited Partners. The calculations below are not annualized.

	For the Six Months Ended June 30, 2004	For the Year Ended December 31, 2003	For the Period From July 1, 2002 (a) to December 31, 2002
Total return – prior to Performance Incentive	2.64%	10.61%	(0.67)%
Performance Incentive	0.00%	(0.67)%	(0.00	)%(c)
Total return – net of Performance Incentive (b)	2.64%	9.94%	(0.67)%
Ratio of total expenses to average Limited Partners’ Capital (d)(e)	0.49%	0.99%	0.51%
Performance Incentive to average Limited Partners’ Capital	0.00%	0.63%	0.00	%(c)
Ratio of total expenses and Performance Incentive to average Limited Partners’ Capital (d)(e)	0.49%	1.62%	0.51%
Ratio of net investment loss to average Limited Partners’ Capital (d)(e)(f)	(0.47)%	(0.94)%	(0.47)%
Portfolio turnover	5%	13%	5%
Net assets at end of the period (000s)	$1,177,279	$1,096,799	$719,356

(a)	Commencement of operations.

(b)	Total return assumes a purchase of an interest in the Partnership at the beginning of the period indicated and a sale of the Partnership interest on the last day of the period indicated, after Performance Incentive, if any, to the Adviser, and does not reflect the impact of placement fees, if any, incurred when subscribing to the Partnership.

(c)	Impact of Performance Incentive represented less than 0.005%.

(d)	Ratios do not reflect the Partnership’s proportionate share of the income and expenses of the Investment Funds.

(e)	As a result of recent changes in generally accepted accounting principles the Partnership has reclassified periodic payments made under total return swap agreements. The ratio of net investment loss to average Limited Partners’ Capital decreased 0.02%, 0.05% and 0.04% for the six months ended June 30, 2004, the year ended December 31, 2003 and the period ended December 31, 2002, respectively; the ratio of total expenses to average Limited Partners’ Capital decreased 0.02%, 0.05% and 0.04% for the six months ended June 30, 2004, the year ended December 31, 2003 and the period ended December 31, 2002, respectively. See Note 2 above – Reclassification of Financial Information.

(f)	Excludes impact of Performance Incentive.

7.	Subsequent Events

From July 1, 2004 through August 1, 2004, the Partnership accepted approximately $45.6 million in additional contributions and $2.1 million in partner withdrawals.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Notes to Financial Statements (Unaudited) (continued)

8.	Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Partnership’s policies and procedures with respect to the voting of proxies relating to the Partnership’s Investment Funds; and (2) how the Partnership voted proxies relating to Investment Funds during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling James Graves at 1-610-260-7618. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Quarterly Portfolio Schedule

No later than November 29, 2004, the Partnership will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the third quarter of 2004 on Form N-Q. The Partnership will thereafter file Form N-Q for the first and third quarters of each fiscal year on Form N-Q. The Partnership’s Forms N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Partnership’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling James Graves at 1-610-260-7618.

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428

Directors

Charles A. Fiumefreddo, Chairman of the Board and Director

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Officers

Mitchell M. Merin, President

Ronald E. Robison, Executive Vice President and Principal Executive Officer

Joseph J. McAlinden, Vice President

Barry Fink, Vice President

Stefanie Chang Yu, Vice President

Amy Doberman, Vice President

Cory Pulfrey, Vice President

James W. Garrett, Treasurer and Chief Financial Officer

Noel Langlois, Assistant Treasurer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02116

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, New York 10036

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS. Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PURCHASES OF EQUITY SECURITIES. Not applicable to the Registrant.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The independent directors of the Registrant (each of whom participates in the election and nomination of candidates for election as Independent Directors for the Registrant, rather than a separate nominating committee consisting of only certain independent directors) will consider nominations from security holders to the board. Nominations from security holders should be in writing and sent to the independent directors by addressing the communication directly to such directors (or individual board members) and/or otherwise clearly indicating in the salutation that the communication is for the board (or individual board members) and by sending the communication to either the Registrant’s office or directly to such board member(s) at the address specified for each director in the Registrant’s private placement memorandum.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls or in other factors that could significantly affect the Registrant’s internal controls subsequent to the date of their evaluation.

ITEM 11.	EXHIBITS.

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Executive Vice President
Date: August 31, 2004

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 31, 2004

By:	/s/ James W. Garrett
Name: James W. Garrett
Title: Principal Financial Officer
Date: August 31, 2004